Discontinued and Held-for-sale Operations (Selected Income Statement Information for Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 452	$ (7)	$ 666
Insurance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	0	0	190
Pretax income (loss) including direct costs to transact a sale	3	6	319
Tax (benefit) expense - Discontinued Operations	1	6	(14)
Automotive finance operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	0	123	572
Pretax income (loss) including direct costs to transact a sale	452	129	660
Tax (benefit) expense - Discontinued Operations	80	7	(101)
Corporate Finance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	0	0	0
Pretax income (loss) including direct costs to transact a sale	22	23	0
Tax (benefit) expense - Discontinued Operations	0	3	0
Corporate and Other operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	0	0	0
Pretax income (loss) including direct costs to transact a sale	(9)	(4)	(1,741)
Tax (benefit) expense - Discontinued Operations	$ (5)	(87)	$ (592)
MEXICO
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		274
Europe and Latin America [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		(488)
CANADA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		$ 888